Other Accounts Payable (Details) - Schedule of Other Accounts Payable - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		S/ 847,350	S/ 889,948
Current		754,981	706,716
Non-current		92,369	183,232
Advances received from customers [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total	[1]	322,680	280,970
Current	[1]	315,644	249,870
Non-current	[1]	7,036	31,100
Consorcio Ductos del Sur - payable [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total	[2]	77,665	88,206
Current	[2]	29,242	28,836
Non-current	[2]	48,423	59,370
Salaries and other payable [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		126,466	77,386
Current		126,466	77,386
Non-current
Put option liability on Morelco acquisition [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total	[3]	27,986	118,622
Current	[3]	27,986	79,096
Non-current	[3]		39,526
Third-party loans [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		2,076	11,608
Current			9,533
Non-current		2,076	2,075
Other taxes payable [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		124,497	115,862
Current		112,737	102,240
Non-current		11,760	13,622
Acquisition of additional non-controlling interest [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		25,253	27,596
Current		25,253	27,596
Non-current
Guarantee deposits [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		26,017	23,744
Current		26,017	23,744
Non-current
Consorcio Rio Mantaro - payables [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		58,502	75,059
Current		58,502	75,059
Non-current
Provision of interest for debt with suppliers [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		3,056	16,425
Current		285
Non-current		2,771	16,425
Share purchase agreement - Inversiones Sur [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		15,992	14,496
Current
Non-current		15,992	14,496
Other accounts payables [Member]
Other Accounts Payable (Details) - Schedule of Other Accounts Payable [Line Items]
Total		37,160	39,974
Current		32,849	33,356
Non-current		S/ 4,311	S/ 6,618

[1]	Advances received from customers relate mainly to construction projects, and are discounted from invoicing, in accordance with the terms of the contracts.
[2]	The balance of other accounts payable from Consorcio Constructor Ductos del Sur corresponds to payment obligations to vendors and main subcontractors for S/77.6 million (S/88.2 million as of December 31, 2020), assumed by the subsidiary Cumbra Peru S.A. as a result of the termination of Gasoducto Sur Peruano S.A. operations.
[3]	On December 23, 2014, the Company acquired through the subsidiary Cumbra Peru S.A. control of Morelco S.A.S. (Morelco), with the purchase of 70.00% of its shares representative of the capital stock. Morelco, an entity domiciled in Colombia, also entered into a put and call option agreement in connection with the common shares retained by the non-controlling interest that grants the sellers the right to sell their retained shares to Cumbra Peru S.A. (put option). The signed put option agreement represented an obligation to purchase shares of the non-controlling interest and, therefore, the Corporation recognized a "financial liability" at fair value with a corresponding reduction in shareholders' equity decreasing other reserves.